CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Oct. 31, 2024	Oct. 31, 2023
Income Statement [Abstract]
Revenues (includes sales to related parties of approximately $32,000 and $64,000, respectively)	$ 1,090,000	$ 1,154,000	$ 4,620,000	$ 4,558,000
Cost of revenues	191,000	159,000	844,000	508,000
Gross profit	899,000	995,000	3,776,000	4,050,000
General and administrative expenses	2,152,000	2,157,000	9,095,000	10,818,000
Loss from operations	(1,253,000)	(1,162,000)	(5,319,000)	(6,768,000)
Other income (expense)
Interest expense	(22,000)	(27,000)	(92,000)	(431,000)
Change in Commitment Fee Shortfall Obligation				(19,000)
Impairment of non-marketable securities in a related entity			(45,000)	(100,000)
Gain on sale of assets				341,000
Other income	32,000	149,000	751,000	(10,000)
Net loss	$ (1,243,000)	$ (1,040,000)	$ (4,705,000)	$ (6,987,000)
Net loss per common share - basic	$ (0.20)	$ (0.17)	$ (0.74)	$ (0.99)
Net loss per common share - diluted	$ (0.20)	$ (0.17)	$ (0.74)	$ (0.99)
Weighted average number of common shares outstanding - basic	6,344,817	6,190,794	6,336,392	7,028,638
Weighted average number of common shares outstanding - diluted	6,344,817	6,190,794	6,336,392	7,028,638